Jun. 11, 2021
Class R6 Shares | Federated Hermes Global Equity Fund
Fund Summary Information Federated Hermes Global Equity Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide long-term capital appreciation. The objective may be changed by the Fund’s Board of Trustees (the “Trustees”) without shareholder approval.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund’s Main Investment Strategies?
The Fund pursues its investment objective of long-term capital appreciation by investing typically in large-cap equity securities of companies (i.e., companies with market capitalizations greater than $10 billion) domiciled in, or that derive a large proportion of their revenue from, global developed and emerging markets. The Fund will also invest in component securities of the MSCI All Country World Index or in securities of companies listed in the countries referenced in this index. The Fund will generally allocate a substantial amount of its total assets (approximately 40% or more–unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) to non-U.S. investments.The Fund will be an actively managed portfolio using a disciplined fundamental stock-selection process based on well documented market anomalies. The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) will use a proprietary quantitative model which captures systematic behavioral biases of market participants in order to generate returns for the Fund. The Fund’s investments will be selected based on the output of this model and will favor equity securities which have a combination of proven fundamental characteristics. Companies with a competitive advantage and a sustainable business model are sought after as they are more likely to offer visibility of earnings growth. In addition, the Adviser believes that companies that are well governed are more likely to avoid unforeseeable negative impacts and targets such companies. The Adviser believes that choosing stocks that demonstrate a combination of these characteristics will allow the Fund to hold stocks over the long-term. The Adviser employs a disciplined subjective analysis that assesses the model’s effectiveness.As part of the strategy’s assessment of quality and its approach to risk management, risks associated with a company’s approach to environmental, social and governance (ESG) issues are actively assessed. The Adviser considers data on Hermes’ proprietary ESG Dashboard, which contains a wide range of ESG factors and ranks companies on their behaviors versus peers.The Adviser assesses companies within its investment universe on their exposure to and management of ESG risks and assigns a weighted score for each. ESG represents governance (being the way in which the company is run), environmental issues (such as the impact on natural resources), and social issues (such as human rights). No sector or industry is excluded from the initial analysis. Companies with good or improving ESG track records are favored. The ESG factors are combined with the other factors of the quantitative model to determine the overall attractiveness of each company. The output from this quantitative model is analyzed by the Adviser to ensure that all relevant information is accurately captured and that the portfolio is not exposed to risks not otherwise identified by this quantitative model. These ESG considerations are intended to provide guidance on achieving best practice standards of corporate governance and equity stewardship in order to make informed investment decisions.The Fund will invest in a diversified portfolio of equities (such as common and/or preferred stock and/or rights/warrants) or equity-related instruments (such as depositary receipts) of, or relating to companies in, or that derive a large proportion of their revenue from, global developed and emerging markets. Investment in or exposure to such securities will be on a long-only basis.The Fund may invest in other investment companies and futures contracts to implement elements of its investment strategy, including for cash flow management, cost effectiveness, and gaining exposure to certain markets and securities in a quicker or more efficient manner. These investments will be on a long-only basis. There can be no assurance that the Fund’s use of futures contracts will work as intended. Futures contract investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.The Fund will invest its assets so that, under normal circumstances, at least 80% of its net asset (plus any borrowings for investment purposes) are invested in equity investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would permit the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in equity investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.■ Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).■ Environmental, Social and Governance Risk. The Adviser considers environmental, social and governance (ESG) issues as part of its security selection process. ESG factors are not the only factors considered by the Adviser and there is no guarantee the companies in which the Fund invests will be considered ESG companies or have high ESG ratings. Such considerations may fail to produce the intended result.■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.■ Risk of Foreign Investing. The foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.■ Risk of Investing in Depositary Receipts and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts and other domestically traded securities of foreign companies, whether in the United States or in foreign local markets, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.■ Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets, including frontier markets, generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally-planned economies. These same risks exist and may be greater in frontier markets.■ Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollardenominated securities.■ European Union and Eurozone Related Risk. A number of countries in the European Union (EU), including certain countries within the EU that have adopted the euro (Eurozone), have experienced, and may continue to experience, severe economic and financial difficulties. Additional countries within the EU may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.■ Liquidity Risk. The securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.■ Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.■ Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.■ Custodial Services and Related Investment Cost. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States.■ Technology Risk. The Adviser uses various technologies in managing the Fund consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The Fund’s R6 class is anticipated to commence operations on June 11, 2021. For the period prior to the commencement of operations of the Fund’s R6 class, the total returns shown below are for an existing class of shares, Institutional Shares (IS), offered by the Fund. The total returns for the IS class have not been adjusted for the anticipatedfees and expenses of the R6 class. The total returns for the R6 class would be substantially similar to the annual returns for the IS class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses.The bar chart and performance table below are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis.The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Hermes Global Equity Fund - IS Class
The Fund’s IS class total return for the three-month period from January 1, 2021 to March 31, 2021, was 4.25%.Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 19.72% (quarter ended June 30, 2020). Its lowest quarterly return was (19.72)% (quarter ended March 31, 2020).
Average Annual Total Return Table
The following table represents the Fund’s IS class Average Annual Total Returns for the calendar period ended December 31, 2020. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.(For the Period Ended December 31, 2020)